Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Accounts receivable - margin clients, net of allowance for doubtful accounts
Accounts receivable - others, net of allowance for doubtful accounts	3,579	3,371
Deferred revenue, current	8,477,256	5,285,623
Accrued expenses and other current liabilities	6,109,214	26,351,842
Contingent liability, current
Amounts due to customers for the trust bank balances held on their behalf	5,374,977	3,070,884
Accounts payable	1,066,918	2,151,133
Income taxes payable	483,656	3,819,194
Deferred revenue, non-current	25,229	77,603
Deferred tax liabilities, non-current	$ 218,170	$ 305,861
Ordinary shares, shares issued	118,098,018	118,098,018
Ordinary shares, shares outstanding	118,098,018	118,098,018